Business Segment and Geographical Information - Schedule of Distribution of Revenue by Geographical Area (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Segment Reporting Information [Line Items]
Revenue	$ 2,090,386	$ 1,978,578
Ireland
Segment Reporting Information [Line Items]
Revenue	652,685	511,834
Rest of Europe
Segment Reporting Information [Line Items]
Revenue	390,215	414,223
U.S.
Segment Reporting Information [Line Items]
Revenue	809,485	844,404
Rest of World
Segment Reporting Information [Line Items]
Revenue	$ 238,001	$ 208,117